State Street Institutional US Government Money Market Fund Expense Example - State Street Institutional US Government Money Market Fund - Mercury Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	45
Expense Example, with Redemption, 5 Years	79
Expense Example, with Redemption, 10 Years	$ 179